Goodwill - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss on goodwill	$ 0	$ 0	$ 0
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	8.65%	10.27%	10.39%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	14.64%	15.76%	14.71%